UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.8%
	Communication Services - 3.7%
13,775	AT&T, Inc.	$430,331
5,710	CBS Corporation - Class B	309,368
1,059	Charter Communications, Inc. - Class A (a)	348,623
4,541	Liberty Broadband Corporation - Class A (a)	386,575
6,004	Omnicom Group, Inc.	462,127
5,366	T-Mobile US, Inc. (a) +	367,303
10,804	Twenty-First Century Fox, Inc. - Class A	534,474
8,078	Verizon Communications, Inc.	487,103
14,401	Viacom, Inc. - Class B +	444,415
3,267	Walt Disney Company	377,306
		4,147,625
	Consumer Discretionary - 13.0%
1,787	Advance Auto Parts, Inc.	317,568
12,300	Aramark	468,138
540	AutoZone, Inc. (a)	436,898
240	Booking Holdings, Inc. (a)	454,051
2,698	Burlington Stores, Inc. (a)	447,220
4,990	CarMax, Inc. (a)	329,689
7,527	Carnival Corporation	453,803
919	Chipotle Mexican Grill, Inc. (a) +	434,880
3,743	Darden Restaurants, Inc.	413,751
3,224	Dollar General Corporation	357,832
3,546	Dollar Tree, Inc. (a)	307,686
1,614	Domino’s Pizza, Inc.	447,594
4,461	Expedia Group, Inc. +	538,844
43,814	Ford Motor Company	412,290
11,417	General Motors Company	433,275
3,832	Genuine Parts Company	397,417
5,551	Hasbro, Inc. +	505,141
1,766	Home Depot, Inc.	318,445
3,999	Kohl’s Corporation	268,613
3,159	Lululemon Athletica, Inc. (a) +	418,725
8,418	Macy’s, Inc.	288,064
3,069	McDonald’s Corporation	578,538
924	O’Reilly Automotive, Inc. (a)	320,425
15,686	Qurate Retail, Inc. (a)	348,543
3,537	Ross Stores, Inc. +	309,841
7,088	Starbucks Corporation	472,911
9,083	Tapestry, Inc.	353,601
4,526	Target Corporation +	321,165
3,771	Tiffany & Company +	343,161
9,536	TJX Companies, Inc.	465,834
3,851	Tractor Supply Company	366,346
1,697	Ulta Beauty, Inc. (a)	505,349
5,736	V.F. Corporation	466,280
1,622	Vail Resorts, Inc. +	452,830
4,485	Wynn Resorts, Ltd.	490,659
4,422	Yum! Brands, Inc.	407,797
		14,653,204

	Consumer Staples - 13.1%
8,246	Altria Group, Inc.	452,128
8,720	Archer Daniels Midland Company	401,294
7,391	Brown-Forman Corporation - Class B	352,699
9,367	Bunge, Ltd.	534,575
6,742	Church & Dwight Company, Inc.	446,253
2,721	Clorox Company +	450,652
10,492	Coca-Cola Company	528,797
13,306	Coca-Cola European Partners plc	645,872
7,791	Colgate-Palmolive Company	494,884
14,178	Conagra Brands, Inc.	458,517
2,958	Constellation Brands, Inc. - Class A	579,058
1,713	Costco Wholesale Corporation	396,183
2,749	Estee Lauder Companies, Inc. - Class A	392,172
11,161	General Mills, Inc.	472,222
5,092	Hershey Company	551,464
10,792	Hormel Foods Corporation +	486,611
4,024	JM Smucker Company +	420,548
8,214	Kellogg Company +	522,821
3,831	Kimberly-Clark Corporation	441,982
6,660	Kraft Heinz Company	340,459
12,297	Kroger Company +	364,729
5,871	Lamb Weston Holdings, Inc.	450,306
3,091	McCormick & Company, Inc. +	463,650
5,556	Molson Coors Brewing Company - Class B +	365,418
9,570	Mondelez International, Inc. - Class A	430,459
4,675	PepsiCo, Inc.	570,070
6,074	Philip Morris International, Inc.	525,583
5,655	Procter & Gamble Company	534,455
6,621	Sysco Corporation +	446,255
7,688	Tyson Foods, Inc. - Class A	453,208
4,131	Walgreens Boots Alliance, Inc. +	349,772
3,862	Walmart, Inc.	377,124
		14,700,220
	Energy - 4.8%
16,777	Baker Hughes, a GE Company	382,851
13,173	Cabot Oil & Gas Corporation +	331,433
3,325	Chevron Corporation	395,476
4,581	Cimarex Energy Company +	375,550
4,964	Exxon Mobil Corporation	394,638
11,299	Halliburton Company	355,128
6,961	HollyFrontier Corporation	434,854
21,775	Kinder Morgan, Inc.	371,699
6,147	Occidental Petroleum Corporation	431,950
6,901	ONEOK, Inc.	423,928
4,012	Phillips 66	375,202
7,839	Schlumberger, Ltd.	353,539
7,589	Targa Resources Corporation +	338,697
17,391	Williams Companies, Inc.	440,340
		5,405,285
	Financials - 13.5%
10,072	Aflac, Inc.	460,693
582	Alleghany Corporation +	367,259
3,927	Allstate Corporation	350,249
14,820	Ally Financial, Inc.	395,398
9,493	American International Group, Inc. +	410,572
2,688	Aon plc	443,816
17,594	Arch Capital Group, Ltd. (a)	503,540
5,740	Arthur J Gallagher & Company	442,382
8,580	Athene Holding Ltd. - Class A (a)	373,144
8,031	BB&T Corporation	410,384
5,612	Cboe Global Markets, Inc.	603,964

3,031	Chubb, Ltd. +	405,366
4,955	Cincinnati Financial Corporation	404,972
5,669	Citigroup, Inc. +	367,295
2,574	CME Group, Inc.	489,266
2,232	Credicorp, Ltd.	489,455
2,411	Everest Re Group, Ltd.	535,436
13,482	Fidelity National Financial, Inc.	452,995
13,812	Fifth Third Bancorp	385,769
5,142	First Republic Bank/CA	509,828
8,216	Hartford Financial Services Group, Inc.	363,065
24,740	Huntington Bancshares, Inc. +	360,957
5,221	Intercontinental Exchange, Inc.	426,660
7,084	Loews Corporation	340,457
2,352	M&T Bank Corporation	397,512
459	Markel Corporation (a) +	525,160
5,169	Marsh & McLennan Companies, Inc.	458,490
4,898	Nasdaq, Inc.	447,285
2,783	PNC Financial Services Group, Inc.	377,876
5,275	Progressive Corporation	349,680
2,750	Reinsurance Group of America, Inc.	410,795
4,203	Torchmark Corporation	363,181
2,857	Travelers Companies, Inc.	372,467
7,832	U.S. Bancorp	426,531
6,611	Wells Fargo & Company	358,845
2,908	Willis Towers Watson plc	463,681
		15,244,425
	Health Care - 12.8%
2,112	Allergan plc	330,739
1,448	Anthem, Inc.	420,021
5,915	Baxter International, Inc. +	405,473
1,446	Becton Dickinson and Company	365,477
7,760	Bristol-Myers Squibb Company	414,850
5,757	Cardinal Health, Inc.	315,656
2,711	Centene Corporation (a)	385,640
5,713	Cerner Corporation (a)	330,840
1,978	Cigna Corporation +	441,846
1,375	Cooper Companies, Inc.	383,391
6,973	CVS Health Corporation +	559,231
3,376	Danaher Corporation	369,807
3,890	DexCom, Inc. (a)	504,105
3,388	Eli Lilly & Company	401,952
4,336	Express Scripts Holding Company (a)	439,974
2,840	HCA Healthcare, Inc.	408,932
4,127	Henry Schein, Inc. (a)	368,128
8,178	Hologic, Inc. (a)	363,185
1,510	Humana, Inc.	497,500
3,137	IQVIA Holdings, Inc. (a)	392,345
2,622	Johnson & Johnson +	385,172
2,290	Laboratory Corporation of America Holdings (a)	333,516
2,691	McKesson Corporation	335,030
4,525	Medtronic plc	441,323
5,885	Merck & Company, Inc.	466,916
5,107	Perrigo Company plc	318,064
8,735	Pfizer, Inc.	403,819
3,958	Quest Diagnostics, Inc.	350,560
3,720	ResMed, Inc.	415,859
3,853	STERIS plc +	458,815
2,116	Stryker Corporation	371,273
1,267	UnitedHealth Group, Inc.	356,483
3,702	Universal Health Services, Inc. - Class B	510,839

3,425	Varian Medical Systems, Inc. (a)	422,611
1,588	WellCare Health Plans, Inc. (a) +	404,749
3,383	Zimmer Biomet Holdings, Inc.	395,879
		14,470,000
	Industrials - 9.3%
4,293	CH Robinson Worldwide, Inc.	396,373
1,338	CoStar Group, Inc. (a)	494,243
4,068	Dover Corporation	345,333
3,892	Equifax, Inc.	399,592
4,892	Expeditors International of Washington, Inc. +	372,232
2,010	General Dynamics Corporation	371,629
60,999	General Electric Company	457,493
2,993	Harris Corporation +	427,849
2,420	Honeywell International, Inc.	355,135
7,920	IHS Markit, Ltd. (a)	422,690
3,793	JB Hunt Transport Services, Inc.	403,424
3,427	Kansas City Southern	353,152
1,832	L3 Technologies, Inc.	335,787
1,377	Lockheed Martin Corporation	413,692
14,276	Nielsen Holdings plc	387,879
1,548	Northrop Grumman Corporation +	402,294
2,257	Raytheon Company +	395,742
6,344	Republic Services, Inc.	490,645
2,247	Snap-on, Inc.	373,541
7,116	Southwest Airlines Company	388,605
6,431	TransUnion	415,250
4,288	United Continental Holdings, Inc. (a) +	414,649
3,457	United Parcel Service, Inc. - Class B	398,558
1	United Technologies Corporation +	95
3,339	Verisk Analytics, Inc. (a)	411,765
1,392	W.W. Grainger, Inc.	437,144
4,841	Waste Management, Inc.	453,844
		10,518,635
	Information Technology - 7.2%
7,244	Amdocs, Ltd.	470,209
4,102	Amphenol Corporation - Class A	360,730
4,485	CDW Corporation	415,670
5,443	Check Point Software Technologies, Ltd. (a)	608,581
4,273	Citrix Systems, Inc. +	465,629
6,293	Cognizant Technology Solutions Corporation - Class A	448,250
3,590	Fidelity National Information Services, Inc. +	387,541
5,139	Fiserv, Inc. (a)	406,649
2,385	Gartner, Inc. (a) +	365,358
2,933	International Business Machines Corporation	364,484
3,336	Jack Henry & Associates, Inc.	466,039
14,060	Juniper Networks, Inc.	403,663
5,498	Leidos Holdings, Inc. +	346,374
3,862	Motorola Solutions, Inc.	506,887
5,433	NXP Semiconductors NV	452,949
6,947	Oracle Corporation	338,736
5,354	Paychex, Inc.	378,849
8,852	SS&C Technologies Holdings, Inc.	426,224
21,412	Symantec Corporation	473,419
		8,086,241
	Materials - 3.6%
2,210	Air Products & Chemicals, Inc.	355,523
3,717	Avery Dennison Corporation	358,319
8,390	Ball Corporation +	412,033
2,638	Ecolab, Inc.	423,372
2,566	International Flavors & Fragrances, Inc.	363,423

2,022	Martin Marietta Materials, Inc.	385,575
31,371	Newmont Mining Corporation	1,014,538
3,534	PPG Industries, Inc. +	386,372
880	Sherwin-Williams Company	373,182
		4,072,337
	Utilities - 18.8%
30,753	AES Corporation	476,364
16,913	Alliant Energy Corporation	767,681
10,045	Ameren Corporation +	689,288
11,763	American Electric Power Company, Inc.	914,456
6,730	American Water Works Company, Inc.	642,109
6,981	Atmos Energy Corporation +	667,872
19,367	CenterPoint Energy, Inc.	542,470
14,730	CMS Energy Corporation	767,286
9,630	Consolidated Edison, Inc.	773,771
10,995	Dominion Energy, Inc.	819,127
7,459	DTE Energy Company	893,140
11,144	Duke Energy Corporation +	987,023
9,140	Edison International +	505,625
8,491	Entergy Corporation	739,226
12,853	Evergy, Inc.	763,083
9,915	Eversource Energy	677,591
15,134	Exelon Corporation	702,066
19,744	FirstEnergy Corporation +	746,916
4,577	NextEra Energy, Inc. +	831,687
10,569	NRG Energy, Inc.	406,167
11,820	PG&E Corporation (a)	311,812
7,627	Pinnacle West Capital Corporation	681,549
18,938	PPL Corporation	579,313
13,963	Public Service Enterprise Group, Inc.	780,532
6,613	Sempra Energy	761,950
22,431	Southern Company	1,061,659
11,691	UGI Corporation +	671,648
18,806	Vistra Energy Corporation (a) +	441,565
10,540	WEC Energy Group, Inc. +	763,939
16,129	Xcel Energy, Inc.	845,966
		21,212,881
	TOTAL COMMON STOCKS (Cost $107,219,312)	112,510,853

	SHORT-TERM INVESTMENTS - 1.2%
	Money Market Funds - 1.2%
1,311,468	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.12%*	1,311,468
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,311,468)	1,311,468

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.4%
	Private Funds - 17.4%
19,638,689	Mount Vernon Liquid Assets Portfolio, LLC, 2.43%*	19,638,689
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,638,689)	19,638,689

	Total Investments (Cost $128,169,469) - 118.4%	133,461,010
	Liabilities in Excess of Other Assets - (18.4)%	(20,727,920)
	TOTAL NET ASSETS - 100.0%	$112,733,090

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	+ All or a portion of this security is on loan as of November 30, 2018. The total value of securities on loan is $19,327,221.
	* Rate shown is the annualized seven-day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Nationwide Risk-Based International Equity ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.3%
	AUSTRALIA - 6.7%
	Communication Services - 0.5%
264,097	Telstra Corporation, Ltd.	$565,072
	Consumer Discretionary - 0.3%
14,817	Wesfarmers, Ltd.	341,808
	Consumer Staples - 0.8%
14,817	Coles Group, Ltd. (a)	126,704
34,276	Woolworths Group, Ltd.	723,871
		850,575
	Financials - 3.3%
25,028	Australia & New Zealand Banking Group, Ltd.	489,817
9,805	Commonwealth Bank of Australia	510,016
106,228	Insurance Australia Group, Ltd.	564,733
31,452	National Australia Bank, Ltd.	565,929
73,606	QBE Insurance Group, Ltd.	608,461
50,632	Suncorp Group, Ltd.	492,495
28,748	Westpac Banking Corporation	545,196
		3,776,647
	Industrials - 0.5%
72,452	Brambles, Ltd.	543,368
	Materials - 1.3%
89,564	Amcor, Ltd. +	878,380
37,125	Newcrest Mining, Ltd.	562,545
		1,440,925
		7,518,395
	AUSTRIA - 0.8%
	Financials - 0.4%
12,122	Erste Group Bank AG	478,319
	Industrials - 0.4%
9,335	ANDRITZ AG	449,416
		927,735
	BELGIUM - 1.4%
	Communication Services - 0.4%
16,778	Proximus SADP	464,283
	Consumer Staples - 0.3%
4,759	Anheuser-Busch InBev SA/NV +	364,469
	Financials - 0.7%
8,513	Ageas	410,999
1,909	Sofina SA	384,307
		795,306
		1,624,058
	BERMUDA - 0.4%
	Financials - 0.4%
2,791	HAL Trust	440,518
		440,518
	CHINA - 1.7%
	Energy - 0.3%
518,000	PetroChina Company, Ltd. - H-Shares	363,393

	Financials - 1.4%
759,000	Agricultural Bank of China, Ltd. - H-Shares	343,336
869,000	Bank of China, Ltd. - H-Shares	379,769
199,000	China Life Insurance Company, Ltd. - H-Shares	427,205
39,500	Ping An Insurance Group Company of China, Ltd. - H-Shares	382,091
		1,532,401
		1,895,794
	DENMARK - 3.3%
	Consumer Discretionary - 0.7%
14,669	Pandora AS	792,492
	Consumer Staples - 0.5%
4,695	Carlsberg AS - Series B	519,974
	Health Care - 0.7%
4,583	Coloplast AS - Series B	437,066
8,446	Novo Nordisk AS - Series B	392,098
		829,164
	Industrials - 1.0%
12,522	ISS AS	405,976
1,307	Rockwool International AS - Series B	340,065
5,827	Vestas Wind Systems AS	434,943
		1,180,984
	Utilities - 0.4%
6,567	Orsted AS	427,312
		3,749,926
	FINLAND - 0.4%
	Financials - 0.4%
9,245	Sampo Oyj - Series A	412,738
		412,738
	FRANCE - 6.6%
	Communication Services - 1.1%
25,699	Orange SA +	441,120
6,414	Publicis Groupe SA	380,250
15,489	Vivendi SA	385,822
		1,207,192
	Consumer Discretionary - 1.1%
10,567	Accor SA	469,006
3,270	Essilor International Cie Generale d'Optique SA	415,229
740	Hermes International	400,247
		1,284,482
	Consumer Staples - 1.4%
17,131	Carrefour SA	308,405
5,217	Danone SA	390,212
1,640	L'Oreal SA	386,046
2,924	Pernod Ricard SA +	467,469
		1,552,132
	Financials - 0.4%
16,796	AXA SA	409,155
	Health Care - 0.4%
4,804	Sanofi	434,111
	Industrials - 1.2%
6,094	Legrand SA	373,285
3,149	Teleperformance	521,268
3,543	Thales SA	434,451
		1,329,004
	Materials - 0.3%
3,271	Air Liquide SA	395,357
	Utilities - 0.7%
28,208	Engie SA	396,675
19,403	Veolia Environnement SA	412,468
		809,143
		7,420,576

	GERMANY - 11.7%
	Communication Services - 0.8%
29,874	Deutsche Telekom AG	523,776
19,527	ProSiebenSat.1 Media SE	396,532
		920,308
	Consumer Discretionary - 2.0%
2,337	adidas AG	515,452
6,335	Bayerische Motoren Werke AG	517,947
2,790	Continental AG	417,773
8,397	Daimler AG	472,474
11,752	Zalando SE (a) +	364,589
		2,288,235
	Consumer Staples - 0.5%
5,293	Beiersdorf AG	566,576
	Financials - 1.7%
1,928	Allianz SE	407,124
4,799	Deutsche Boerse AG	612,916
3,207	Hannover Rueck SE	445,538
2,097	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	455,632
		1,921,210
	Health Care - 1.1%
5,345	Fresenius Medical Care AG & Company KGaA	435,007
7,162	Fresenius SE & Company KGaA	406,431
3,737	Merck KGaA	411,950
		1,253,388
	Industrials - 1.6%
7,943	Brenntag AG	367,202
21,762	Deutsche Lufthansa AG	529,759
13,391	Deutsche Post AG	426,353
3,527	Siemens AG	408,928
		1,732,242
	Information Technology - 0.4%
4,135	SAP SE	425,673
	Materials - 0.9%
6,529	HeidelbergCement AG	433,936
2,710	Linde AG	585,448
		1,019,384
	Real Estate - 1.5%
11,644	Deutsche Wohnen SE	558,205
4,296	LEG Immobilien AG	493,952
12,203	Vonovia SE	590,945
		1,643,102
	Utilities - 1.2%
51,265	E.ON SE	522,691
21,636	RWE AG	467,041
14,977	Uniper SE	384,430
		1,374,162
		13,144,280
	HONG KONG - 2.6%
	Financials - 0.4%
51,800	AIA Group, Ltd.	422,634
	Industrials - 1.1%

19,200	Jardine Matheson Holdings, Ltd.	1,267,776
	Real Estate - 1.1%
191,000	Hongkong Land Holdings, Ltd.	1,243,410
		2,933,820
	IRELAND - 1.5%
	Consumer Staples - 0.4%
4,716	Kerry Group plc - Series A	487,245
	Health Care - 0.4%
6,955	Shire plc	403,762
	Industrials - 0.7%
9,755	Kingspan Group plc	419,933
25,509	Ryanair Holdings plc (a)	336,625
		756,558
		1,647,565
	ITALY - 1.7%
	Consumer Discretionary - 0.4%
7,019	Luxottica Group SpA	408,647
	Financials - 0.3%
23,598	Assicurazioni Generali SpA	397,842
	Utilities - 1.0%
69,044	Enel SpA	374,457
82,757	Snam SpA	362,718
76,093	Terna Rete Elettrica Nazionale SpA	425,438
		1,162,613
		1,969,102
	JAPAN - 29.1%
	Communication Services - 2.8%
11,700	Dentsu, Inc.	521,374
24,700	KDDI Corporation	579,487
14,800	Nippon Telegraph & Telephone Corporation	609,987
38,700	NTT DOCOMO, Inc.	895,843
181,400	Yahoo Japan Corporation	519,198
		3,125,889
	Consumer Discretionary - 4.6%
76,400	Nissan Motor Company, Ltd.	668,996
4,100	Nitori Holdings Company, Ltd.	549,013
5,700	Oriental Land Company, Ltd.	566,988
49,100	Panasonic Corporation	503,540
31,500	Sekisui House, Ltd.	474,650
5,400	Shimano, Inc.	788,481
23,000	Subaru Corporation	511,044
12,700	Suzuki Motor Corporation	632,483
7,700	Toyota Motor Corporation	461,322
		5,156,517
	Consumer Staples - 4.4%
21,100	Aeon Company, Ltd.	505,620
34,500	Ajinomoto Company, Inc.	596,269
9,600	Asahi Group Holdings, Ltd.	401,923
30,800	Japan Tobacco, Inc.	765,864
6,400	Kao Corporation	471,081
7,100	MEIJI Holdings Company, Ltd.	558,371
14,300	Seven & i Holdings Company, Ltd.	622,500
17,700	Unicharm Corporation	553,992
6,100	Yakult Honsha Comany, Ltd.	459,313
		4,934,933

	Financials - 4.2%
73,700	Daiwa Securities Group, Inc.	406,632
26,300	Japan Exchange Group, Inc.	473,655
84,800	Japan Post Holdings Company, Ltd.	1,032,088
355,400	Mizuho Financial Group, Inc.	589,360
17,800	MS&AD Insurance Group Holdings, Inc.	540,035
97,700	Nomura Holdings, Inc.	440,016
10,500	Sompo Holdings, Inc.	405,575
12,500	Sumitomo Mitsui Financial Group, Inc.	460,480
10,800	Sumitomo Mitsui Trust Holdings, Inc.	432,951
		4,780,792
	Health Care - 2.1%
35,200	Astellas Pharma, Inc.	540,787
15,000	Olympus Corporation	422,061
25,800	ONO Pharmaceutical Company, Ltd.	623,813
8,900	Otsuka Holdings Company, Ltd.	433,831
10,600	Takeda Pharmaceutical Company, Ltd.	397,208
		2,417,700
	Industrials - 7.2%
19,100	ANA Holdings, Inc.	681,410
2,700	Central Japan Railway Company	554,624
5,700	East Japan Railway Company	518,045
26,000	ITOCHU Corporation	461,611
23,800	Japan Airlines Company, Ltd.	858,100
58,800	Marubeni Corporation	438,864
16,200	Mitsubishi Corporation	436,851
15,200	Mitsubishi Heavy Industries, Ltd.	577,881
27,100	Mitsui & Company, Ltd.	423,505
6,500	Secom Company, Ltd.	549,881
28,200	Sumitomo Corporation	432,996
28,500	Tokyu Corporation	495,958
15,600	Toshiba Corporation	483,593
8,100	West Japan Railway Company	564,181
25,200	Yamato Holdings Company, Ltd.	665,453
		8,142,953
	Information Technology - 1.2%
18,000	Canon, Inc.	510,436
10,100	FUJIFILM Holdings Corporation	401,154
7,300	Fujitsu, Ltd.	449,186
		1,360,776
	Materials - 0.8%
23,800	JFE Holdings, Inc.	419,513
57,600	Toray Industries, Inc.	451,618
		871,131
	Real Estate - 0.4%
3,800	Daito Trust Construction Company, Ltd.	496,292
	Utilities - 1.4%
37,200	Chubu Electric Power Company, Inc.	557,591
28,400	Kansai Electric Power Company, Inc.	426,188
22,500	Tokyo Gas Company, Ltd.	579,491
		1,563,270
		32,850,253
	LUXEMBOURG - 0.4%
	Real Estate - 0.4%
54,019	Aroundtown SA	462,085
		462,085

	NETHERLANDS - 3.1%
	Communication Services - 0.4%
139,783	Koninklijke KPN NV	413,556
	Consumer Staples - 1.3%
4,893	Heineken Holding NV	431,849
4,727	Heineken NV	432,559
22,345	Koninklijke Ahold Delhaize NV	574,438
		1,438,846
	Energy - 0.3%
13,362	Royal Dutch Shell plc - Class A	404,051
	Financials - 0.3%
9,010	ASR Nederland NV	388,679
	Industrials - 0.4%
7,430	Wolters Kluwer NV	448,559
	Materials - 0.4%
4,970	Akzo Nobel NV	416,980
		3,510,671
	NORWAY - 1.2%
	Communication Services - 0.4%
22,563	Telenor ASA	436,534
	Consumer Staples - 0.5%
22,522	Marine Harvest ASA	526,449
	Financials - 0.3%
20,088	DNB ASA	344,402
		1,307,385
	PORTUGAL - 1.5%
	Communication Services - 0.4%
68,269	NOS SGPS SA	423,976
	Consumer Staples - 0.3%
31,358	Jeronimo Martins SGPS SA	374,223
	Materials - 0.4%
100,431	Navigator Company SA	421,192
	Utilities - 0.4%
119,670	EDP - Energias de Portugal SA	418,276
		1,637,667
	SINGAPORE - 1.9%
	Communication Services - 0.6%
298,100	Singapore Telecommunications, Ltd.	669,204
	Consumer Staples - 0.5%
265,900	Wilmar International, Ltd.	589,166
	Financials - 0.4%
23,000	United Overseas Bank, Ltd.	421,611
	Real Estate - 0.4%
209,700	CapitaLand, Ltd.	476,869
		2,156,850
	SPAIN - 2.4%
	Communication Services - 0.3%
43,998	Telefonica SA	394,946
	Consumer Discretionary - 0.4%
15,032	Industria de Diseno Textil SA	461,070
	Industrials - 0.7%
2,255	Aena SME SA	357,961
18,537	Ferrovial SA	381,360
		739,321
	Utilities - 1.0%
49,691	Iberdrola SA	370,770
15,181	Naturgy Energy Group SA	375,572
20,006	Red Electrica Corporation SA	430,722
		1,177,064
		2,772,401

	SWEDEN - 2.7%
	Communication Services - 0.4%
95,375	Telia Company AB	440,034
	Consumer Discretionary - 0.3%
21,271	Hennes & Mauritz AB - Series B +	391,807
	Consumer Staples - 0.3%
8,325	Swedish Match AB	325,093
	Financials - 1.0%
36,187	Skandinaviska Enskilda Banken AB - Series A	376,935
34,071	Svenska Handelsbanken AB - Series A	375,297
18,296	Swedbank AB - Series A	425,180
		1,177,412
	Industrials - 0.4%
22,004	Assa Abloy AB - Series B	409,080
	Information Technology - 0.3%
37,197	Telefonaktiebolaget LM Ericsson - Series B	310,292
		3,053,718
	SWITZERLAND - 4.7%
	Consumer Staples - 1.1%
9	Chocoladefabriken Lindt & Spruengli AG	723,171
6,743	Nestle SA	574,472
		1,297,643
	Financials - 1.5%
507	Partners Group Holding AG	332,047
1,079	Swiss Life Holding AG	423,135
5,230	Swiss Re AG	477,600
1,372	Zurich Insurance Group AG	430,402
		1,663,184
	Health Care - 0.9%
4,179	Novartis AG	380,369
2,255	Roche Holding AG	584,651
		965,020
	Industrials - 0.8%
1,132	Geberit AG	440,861
180	SGS SA	426,157
		867,018
	Materials - 0.4%
201	Givaudan SA	494,782
		5,287,647
	UNITED KINGDOM - 13.1%
	Communication Services - 1.2%
128,793	BT Group plc	430,537
57,943	Informa plc	511,001
35,779	Pearson plc	439,796
		1,381,334

	Consumer Discretionary - 2.1%
17,596	Burberry Group plc	398,838
31,066	Compass Group plc	665,310
6,497	Next plc	406,270
14,734	Persimmon plc	357,183
9,840	Whitbread plc	577,273
		2,404,874
	Consumer Staples - 3.7%
13,214	Associated British Foods plc	408,680
13,388	British American Tobacco plc	469,748
14,183	Diageo plc	510,943
18,133	Imperial Brands plc	557,575
104,503	J Sainsbury plc	406,673
4,711	Reckitt Benckiser Group plc	391,421
194,657	Tesco plc	490,641
8,381	Unilever plc	453,771
157,998	Wm Morrison Supermarkets plc	478,977
		4,168,429
	Financials - 1.6%
168,121	Barclays plc	349,387
52,581	HSBC Holdings plc	445,667
636,642	Lloyds Banking Group plc	449,685
67,044	RSA Insurance Group plc	464,148
		1,708,887
	Health Care - 1.2%
6,105	AstraZeneca plc	476,476
21,109	GlaxoSmithKline plc	436,745
24,886	Smith & Nephew plc	452,467
		1,365,688
	Industrials - 2.0%
63,459	BAE Systems plc	397,793
17,082	Bunzl plc	526,565
16,609	Experian plc	404,015
6,905	Intertek Group Plc	413,810
25,692	RELX plc	535,140
		2,277,323
	Utilities - 1.3%
290,775	Centrica plc	511,052
48,027	National Grid plc	510,382
32,826	SSE plc	458,826
		1,480,260
		14,786,795
	UNITED STATES - 0.4%
	Consumer Discretionary - 0.4%
7,676	Carnival plc	445,912
		445,912
	TOTAL COMMON STOCKS (Cost $118,055,574)	111,955,891

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
358,757	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.12%*	358,757
	TOTAL SHORT-TERM INVESTMENTS (Cost $358,757)	358,757

Principal Amount	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 1.7%
	Repurchase Agreements - 1.7%
$ 135,822	Citigroup Global Markets, Inc. - 2.27%, dated 11/30/2018, matures 12/03/2018, repurchase price $135,830 (collateralized by various U.S. government obligations: Total Value $138,538)	135,822
458,672	Daiwa Capital Markets America, Inc. - 2.30%, dated 11/30/2018, matures 12/03/2018, repurchase price $458,701 (collateralized by various U.S. government obligations: Total Value $467,845)	458,672
458,672	HSBC Securities USA, Inc. - 2.28%, dated 11/30/2018, matures 12/03/2018, repurchase price $458,701 (collateralized by various U.S. government obligations: Total Value $467,845)	458,672
458,672	Nomura Securities International, Inc. - 2.30%, dated 11/30/2018, matures 12/03/2018, repurchase price $458,701 (collateralized by various U.S. government obligations: Total Value $467,845)	458,672
458,672	RBC Dominion Securities, Inc. - 2.30%, dated 11/30/2018, matures 12/03/2018, repurchase price $458,701 (collateralized by various U.S. government obligations: Total Value $467,845)	458,672
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,970,510)	1,970,510

	Total Investments (Cost $120,384,841) - 101.3%	114,285,158
	Liabilities in Excess of Other Assets - (1.3)%	(1,503,716)
	TOTAL NET ASSETS - 100.0%	$112,781,442

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	+ All or a portion of this security is on loan as of November 30, 2018. The total value of securities on loan is $1,870,784.
	* Rate shown is the annualized seven-day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.8%
	Communication Services - 9.6%
1,458	Activision Blizzard, Inc.	$72,725
124	Alphabet, Inc. - Class A (a)	137,597
126	Alphabet, Inc. - Class C (a)	137,898
30,673	AT&T, Inc.	958,225
1,420	CBS Corporation - Class B	76,936
4,531	CenturyLink, Inc.	85,183
871	Charter Communications, Inc. - Class A (a)	286,733
13,842	Comcast Corporation - Class A +	539,976
3,769	Discovery, Inc. - Class C (a)	105,268
1,101	DISH Network Corporation - Class A (a)	36,069
4,366	Electronic Arts, Inc. (a)	367,050
7,428	Facebook, Inc. - Class A (a)	1,044,451
325	IAC/InterActive Corporation (a)	57,837
1,613	Interpublic Group of Companies, Inc. +	37,906
1,254	Liberty Broadband Corporation - Class C (a) +	106,402
4,445	Liberty Global plc - Class C (a)	107,969
831	Liberty Media Corporation-Liberty Formula One - Class C (a)	24,780
699	Liberty Media Corporation-Liberty SiriusXM - Class C (a)	28,044
2,719	Netflix, Inc. (a)	777,987
1,272	Omnicom Group, Inc.	97,906
4,986	Sirius XM Holdings, Inc. +	31,063
47,571	Snap, Inc. - Class A (a) +	309,687
478	Take-Two Interactive Software, Inc. (a)	52,422
46,518	Twitter, Inc. (a)	1,462,991
17,827	Verizon Communications, Inc.	1,074,967
30,457	Viacom, Inc. - Class B +	939,903
5,967	Walt Disney Company	689,129
4,808	Zayo Group Holdings, Inc. (a) +	126,547
3,591	Zillow Group, Inc. - Class C (a) +	131,251
		9,904,902
	Consumer Discretionary - 19.8%
4,556	Advance Auto Parts, Inc.	809,647
842	Amazon.com, Inc. (a)	1,423,122
1,026	Aramark	39,050
366	Autoliv, Inc. +	31,443
656	AutoZone, Inc. (a)	530,750
14,702	Best Buy Company, Inc. +	949,601
203	Booking Holdings, Inc. (a)	384,052
239	Bright Horizons Family Solutions, Inc. (a)	29,082
927	Burlington Stores, Inc. (a)	153,660
2,571	Caesars Entertainment Corporation (a) +	21,905
719	CarMax, Inc. (a)	47,504
1,709	Carnival Corporation	103,036
2,351	Chipotle Mexican Grill, Inc. (a) +	1,112,516
1,496	D.R. Horton, Inc.	55,681
1,302	Darden Restaurants, Inc.	143,923
9,827	Dollar General Corporation	1,090,699
3,137	Dollar Tree, Inc. (a)	272,197
277	Domino’s Pizza, Inc.	76,818
3,930	eBay, Inc. (a)	117,311
4,490	Expedia Group, Inc. +	542,347
9,782	Foot Locker, Inc.	551,705
1,721	Ford Motor Company	16,195
1,110	frontdoor, Inc. (a)	25,852
12,591	Gap, Inc.	343,608
517	Garmin, Ltd.	34,463
5,322	General Motors Company	201,969
340	Genuine Parts Company	35,261

998	Goodyear Tire & Rubber Company	23,114
7,637	GrubHub, Inc. (a) +	597,901
17,305	H&R Block, Inc.	467,408
2,708	Hanesbrands, Inc. +	43,084
702	Harley-Davidson, Inc.	29,688
3,185	Hasbro, Inc. +	289,835
501	Hilton Worldwide Holdings, Inc.	37,846
6,946	Kohl’s Corporation +	466,563
8,364	L Brands, Inc. +	276,932
1,654	Las Vegas Sands Corporation	90,871
1,256	LKQ Corporation (a)	34,967
2,548	Lowe’s Companies, Inc.	240,455
8,355	Lululemon Athletica, Inc. (a)	1,107,455
15,614	Macy’s, Inc.	534,311
28,912	Mattel, Inc. (a) +	401,877
3,283	McDonald’s Corporation	618,878
170	MercadoLibre, Inc.	59,835
2,064	MGM Resorts International	55,645
12,059	Michael Kors Holdings, Ltd. (a)	527,581
260	Mohawk Industries, Inc. (a)	33,296
20,053	Newell Brands, Inc. +	469,240
5,323	NIKE, Inc. - Class B	399,864
495	Nordstrom, Inc. +	26,171
847	Norwegian Cruise Line Holdings, Ltd. (a)	43,468
40	NVR, Inc. (a)	98,000
619	O’Reilly Automotive, Inc. (a)	214,657
244	Polaris Industries, Inc.	23,668
1,098	PulteGroup, Inc. +	29,119
325	PVH Corporation	35,916
1,795	Qurate Retail, Inc. (a)	39,885
228	Ralph Lauren Corporation	25,399
1,557	Ross Stores, Inc. +	136,393
698	Royal Caribbean Cruises, Ltd.	78,923
736	Service Corporation International	34,003
2,220	ServiceMaster Global Holdings, Inc. (a)	98,279
5,551	Starbucks Corporation	370,363
1,217	Tapestry, Inc.	47,378
2,429	Target Corporation	172,362
538	Tesla, Inc. (a) +	188,558
1,674	Tiffany & Company +	152,334
4,890	TJX Companies, Inc.	238,877
3,571	Tractor Supply Company	339,709
2,143	Ulta Beauty, Inc. (a)	638,164
1,375	V.F. Corporation	111,774
168	Vail Resorts, Inc. +	46,902
575	Wayfair, Inc. - Class A (a) +	61,065
270	Whirlpool Corporation +	34,055
413	Wyndham Hotels & Resorts, Inc.	20,704
8,494	Wynn Resorts, Ltd.	929,243
1,554	Yum China Holdings, Inc.	55,680
1,342	Yum! Brands, Inc.	123,759
		20,364,851
	Consumer Staples - 11.5%
2,310	Archer Daniels Midland Company	106,306
1,165	Brown-Forman Corporation - Class B	55,594
11,889	Bunge, Ltd.	678,505
16,026	Campbell Soup Company +	628,219
2,996	Church & Dwight Company, Inc.	198,305
6,956	Clorox Company +	1,152,053
16,464	Coca-Cola Company	829,787
2,887	Coca-Cola European Partners plc	140,135
5,398	Colgate-Palmolive Company	342,881
2,707	Conagra Brands, Inc.	87,544
2,023	Constellation Brands, Inc. - Class A	396,022
1,828	Costco Wholesale Corporation	422,780
36,463	Coty, Inc. - Class A	304,101

939	Estee Lauder Companies, Inc. - Class A	133,958
3,150	General Mills, Inc.	133,277
1,614	Hershey Company	174,796
1,140	Hormel Foods Corporation +	51,403
297	Ingredion, Inc.	31,025
2,341	JM Smucker Company +	244,658
2,348	Kellogg Company +	149,450
1,637	Kimberly-Clark Corporation	188,861
2,630	Kraft Heinz Company	134,446
50,826	Kroger Company	1,507,499
618	Lamb Weston Holdings, Inc.	47,401
512	McCormick & Company, Inc. +	76,800
737	Molson Coors Brewing Company - Class B +	48,472
6,041	Mondelez International, Inc. - Class A	271,724
3,824	Monster Beverage Corporation (a) +	228,216
6,100	PepsiCo, Inc.	743,834
10,744	Procter & Gamble Company	1,015,415
2,010	Sysco Corporation	135,474
14,677	Tyson Foods, Inc. - Class A	865,208
918	US Foods Holding Corporation (a)	30,459
3,574	Walgreens Boots Alliance, Inc.	302,611
		11,857,219
	Energy - 3.6%
2,159	Anadarko Petroleum Corporation	114,211
1,615	Apache Corporation +	56,735
11,031	Baker Hughes, a GE Company	251,727
1,838	Cabot Oil & Gas Corporation	46,244
943	Cheniere Energy, Inc. (a) +	57,636
1,807	Chevron Corporation	214,925
1,357	Cimarex Energy Company +	111,247
906	Concho Resources, Inc. (a)	118,088
4,916	ConocoPhillips	325,341
2,094	Devon Energy Corporation	56,601
411	Diamondback Energy, Inc. +	45,366
2,443	EOG Resources, Inc.	252,386
3,471	Halliburton Company	109,094
1,329	Helmerich & Payne, Inc.	80,537
1,187	Hess Corporation	63,967
1,846	HollyFrontier Corporation	115,320
20,260	Marathon Oil Corporation	338,139
2,345	National Oilwell Varco, Inc.	75,298
838	Newfield Exploration Company (a)	14,204
3,604	Noble Energy, Inc.	85,559
3,225	Occidental Petroleum Corporation +	226,621
1,729	ONEOK, Inc.	106,212
7,179	Parsley Energy, Inc. - Class A (a)	144,513
714	Pioneer Natural Resources Company	105,494
5,850	Schlumberger, Ltd.	263,835
934	Targa Resources Corporation	41,684
1,065	Valero Energy Corporation	85,094
5,115	Williams Companies, Inc.	129,512
1,762	WPX Energy, Inc. (a)	24,580
		3,660,170
	Financials - 6.7%
3,215	Aflac, Inc.	147,054
26,111	AGNC Investment Corporation #	462,165
64	Alleghany Corporation +	40,386
1,429	Allstate Corporation	127,453
1,777	Ally Financial, Inc.	47,410
1,447	American Express Company	162,455
282	American Financial Group, Inc.	28,866
3,759	American International Group, Inc. +	162,577
90,782	Annaly Capital Management, Inc. # +	911,451
1,015	Aon plc	167,587
1,657	Arch Capital Group, Ltd. (a)	47,423
612	Arthur J. Gallagher & Company	47,167

667	Athene Holding, Ltd. - Class A (a)	29,008
708	Bank of New York Mellon Corporation +	36,327
2,072	BB&T Corporation	105,879
983	Brown & Brown, Inc.	28,527
5,042	Cboe Global Markets, Inc.	542,620
1,814	Chubb, Ltd. +	242,603
653	Cincinnati Financial Corporation	53,370
476	CIT Group, Inc. +	22,101
441	Citigroup, Inc. +	28,572
1,432	CME Group, Inc.	272,195
423	Commerce Bancshares, Inc./MO	26,667
247	Cullen/Frost Bankers, Inc.	24,779
256	East West Bancorp, Inc.	13,745
2,055	Everest Re Group, Ltd.	456,373
161	FactSet Research Systems, Inc. +	37,753
1,111	Fidelity National Financial, Inc.	37,330
2,812	Fifth Third Bancorp	78,539
455	First American Financial Corporation +	21,990
1,353	First Horizon National Corporation	22,311
679	First Republic Bank/CA	67,323
1,511	Hartford Financial Services Group, Inc.	66,771
4,201	Huntington Bancshares, Inc.	61,293
2,401	Intercontinental Exchange, Inc.	196,210
1,218	Jefferies Financial Group, Inc.	26,613
2,519	KeyCorporation +	46,198
516	M&T Bank Corporation	87,209
69	Markel Corporation (a)	78,946
1,602	MarketAxess Holdings, Inc.	348,803
2,135	Marsh & McLennan Companies, Inc.	189,374
2,743	MetLife, Inc.	122,420
482	Nasdaq, Inc.	44,016
866	People’s United Financial, Inc.	14,601
598	PNC Financial Services Group, Inc.	81,196
2,448	Progressive Corporation	162,278
4,649	Regions Financial Corporation	76,476
267	Reinsurance Group of America, Inc.	39,884
224	Signature Bank (a)	27,626
110	SVB Financial Group (a)	28,029
1,997	Synchrony Financial	51,882
1,186	TD Ameritrade Holding Corporation +	63,819
1,126	Travelers Companies, Inc.	146,797
923	Unum Group	33,145
675	Voya Financial, Inc.	30,342
3,910	Wells Fargo & Company	212,235
550	Willis Towers Watson plc	87,698
395	WR Berkley Corporation +	31,118
815	Zions Bancorporation	39,658
		6,894,643
	Health Care - 20.0%
6,212	AbbVie, Inc.	585,604
898	Alexion Pharmaceuticals, Inc. (a)	110,589
653	Alkermes plc (a)	23,795
1,431	Allergan plc	224,095
7,483	Alnylam Pharmaceuticals, Inc. (a) +	607,319
670	AmerisourceBergen Corporation +	59,563
1,101	Anthem, Inc.	319,367
2,587	athenahealth, Inc. (a)	344,330
897	Becton Dickinson and Company	226,717
848	Biogen, Inc. (a)	282,995
353	BioMarin Pharmaceutical, Inc. (a)	33,899
87	Bio-Rad Laboratories, Inc. - Class A (a)	23,878
295	Bluebird Bio, Inc. (a) +	36,253
456	Boston Scientific Corporation (a)	17,178
15,743	Bristol-Myers Squibb Company	841,621
1,561	Cardinal Health, Inc.	85,590
2,970	Celgene Corporation (a)	214,493

841	Centene Corporation (a)	119,632
1,334	Cerner Corporation (a)	77,252
1,026	Cigna Corporation +	229,188
209	Cooper Companies, Inc.	58,275
5,421	CVS Health Corporation +	434,764
1,671	DaVita, Inc. (a) +	110,386
4,348	DENTSPLY SIRONA, Inc.	164,267
7,438	DexCom, Inc. (a)	963,890
4,196	Edwards Lifesciences Corporation (a)	679,794
4,529	Eli Lilly & Company	537,321
397	Encompass Health Corporation	29,858
7,166	Exact Sciences Corporation (a) +	558,805
24,789	Exelixis, Inc. (a) +	503,465
5,229	Gilead Sciences, Inc.	376,174
4,236	HCA Healthcare, Inc.	609,942
639	Henry Schein, Inc. (a)	56,999
1,141	Hologic, Inc. (a)	50,672
4,875	Humana, Inc.	1,606,165
224	ICON plc (a)	32,417
454	Illumina, Inc. (a)	153,225
751	Incyte Corporation (a)	48,252
1,966	Intuitive Surgical, Inc. (a)	1,043,691
4,082	Ionis Pharmaceuticals, Inc. (a)	237,940
681	IQVIA Holdings, Inc. (a)	85,173
246	Jazz Pharmaceuticals plc (a)	37,195
5,588	Johnson & Johnson	820,877
283	Laboratory Corporation of America Holdings (a)	41,216
878	McKesson Corporation	109,311
3,121	Medtronic plc	304,391
11,461	Merck & Company, Inc.	909,315
2,042	Molina Healthcare, Inc. (a) +	285,288
2,058	Mylan NV (a)	69,684
14,454	Nektar Therapeutics (a) +	583,797
3,957	Neurocrine Biosciences, Inc. (a) +	349,284
8,456	Perrigo Company plc	526,640
16,721	Pfizer, Inc.	773,012
473	Quest Diagnostics, Inc.	41,894
341	Regeneron Pharmaceuticals, Inc. (a)	124,687
324	ResMed, Inc.	36,220
3,826	Sage Therapeutics, Inc. (a)	441,100
2,699	Sarepta Therapeutics, Inc. (a) +	349,440
448	Seattle Genetics, Inc. (a)	28,036
234	Stryker Corporation	41,058
194	Teleflex, Inc. +	53,431
3,580	UnitedHealth Group, Inc.	1,007,269
2,612	Universal Health Services, Inc. - Class B	360,430
384	Varian Medical Systems, Inc. (a)	47,382
509	Veeva Systems, Inc. - Class A (a)	48,945
642	Vertex Pharmaceuticals, Inc. (a)	116,067
725	WellCare Health Plans, Inc. (a) +	184,788
309	West Pharmaceutical Services, Inc.	33,854
859	Zimmer Biomet Holdings, Inc.	100,520
		20,629,964
	Industrials - 4.7%
709	3M Company	147,415
518	AerCap Holdings NV (a)	27,387
517	Alaska Air Group, Inc.	37,875
398	Allegion plc	36,453
546	Allison Transmission Holdings, Inc.	25,722
1,818	Arconic, Inc.	39,051
247	Carlisle Companies, Inc. +	26,063
1,218	CH Robinson Worldwide, Inc.	112,458
152	CoStar Group, Inc. (a)	56,147
3,435	CSX Corporation	249,484
232	Cummins, Inc.	35,046
679	Deere & Company	105,164

543	Donaldson Company, Inc.	30,430
374	Dover Corporation	31,749
983	Equifax, Inc.	100,925
733	Expeditors International of Washington, Inc. +	55,774
1,211	Fastenal Company +	71,764
551	Flowserve Corporation +	26,729
36,432	General Electric Company	273,241
747	HD Supply Holdings, Inc. (a)	29,805
369	Hexcel Corporation	22,756
228	Hubbell, Inc.	25,116
1,425	IHS Markit, Ltd. (a)	76,052
125	Illinois Tool Works, Inc.	17,381
369	JB Hunt Transport Services, Inc.	39,247
1,317	JetBlue Airways Corporation (a)	25,708
2,208	Johnson Controls International plc	76,794
430	Kansas City Southern	44,312
564	KAR Auction Services, Inc. +	32,227
2,512	Middleby Corporation (a) +	303,423
15,263	Nielsen Holdings plc	414,695
221	Nordson Corporation	26,611
464	Owens Corning	24,198
683	Pentair plc	29,164
539	Republic Services, Inc.	41,686
234	Snap-on, Inc.	38,900
2,177	Southwest Airlines Company	118,886
447	Spirit AeroSystems Holdings, Inc. - Class A	36,600
7,177	Stericycle, Inc. (a)	344,998
208	TransDigm Group, Inc. (a) +	75,228
777	TransUnion	50,171
1,322	Union Pacific Corporation	203,297
915	United Continental Holdings, Inc. (a) +	88,481
2,656	United Parcel Service, Inc. - Class B	306,210
177	Verisk Analytics, Inc. (a)	21,828
2,102	W.W. Grainger, Inc.	660,112
366	Wabtec Corporation +	34,624
1,401	Waste Management, Inc.	131,344
758	Xylem, Inc.	55,319
		4,884,050
	Information Technology - 8.0%
45,732	Advanced Micro Devices, Inc. (a) +	974,092
695	Akamai Technologies, Inc. (a)	47,781
197	Alliance Data Systems Corporation +	39,471
599	Amdocs, Ltd.	38,881
7,428	Apple, Inc.	1,326,493
222	Arista Networks, Inc. (a)	52,943
1,116	Atlassian Corporation plc - Class A (a)	95,909
598	Automatic Data Processing, Inc.	88,157
588	Booz Allen Hamilton Holding Corporation	30,170
1,257	Broadcom, Inc.	298,424
297	Broadridge Financial Solutions, Inc.	31,443
544	CDK Global, Inc.	27,418
635	CDW Corporation	58,851
787	Check Point Software Technologies, Ltd. (a)	87,994
582	Cognex Corporation	25,620
2,446	Cognizant Technology Solutions Corporation - Class A	174,230
15,985	CommScope Holding Company, Inc. (a)	289,329
840	Dell Technologies, Inc. - Class V (a)	88,603
256	F5 Networks, Inc. (a)	44,024
1,280	Fidelity National Information Services, Inc. +	138,176
2,311	First Data Corporation - Class A (a)	44,094
285	Fiserv, Inc. (a)	22,552
368	FleetCor Technologies, Inc. (a)	71,171
2,227	Flex, Ltd. (a)	19,486
578	FLIR Systems, Inc.	26,507
610	Fortinet, Inc. (a)	45,042
292	Gartner, Inc. (a)	44,731

341	Guidewire Software, Inc. (a)	31,699
5,450	Hewlett Packard Enterprise Company +	81,750
3,861	International Business Machines Corporation	479,807
386	IPG Photonics Corporation (a)	54,870
325	Jack Henry & Associates, Inc.	45,403
1,426	Juniper Networks, Inc.	40,940
791	Keysight Technologies, Inc. (a)	48,900
263	Maxim Integrated Products, Inc.	14,707
2,116	Micron Technology, Inc. (a)	81,593
520	National Instruments Corporation +	25,459
528	Nutanix, Inc. - Class A (a)	23,607
1,598	NVIDIA Corporation +	261,161
1,900	Oracle Corporation	92,644
2,224	Palo Alto Networks, Inc. (a) +	384,641
1,998	PayPal Holdings, Inc. (a)	171,448
526	Qorvo, Inc. (a)	34,616
5,990	QUALCOMM, Inc. +	348,977
225	Red Hat, Inc. (a) +	40,176
1,196	salesforce.com, Inc. (a) +	170,741
2,045	Seagate Technology plc	88,119
608	Splunk, Inc. (a)	67,932
197	Square, Inc. - Class A (a) +	13,758
878	SS&C Technologies Holdings, Inc.	42,276
40,888	Symantec Corporation	904,035
291	Tableau Software, Inc. - Class A (a)	36,270
406	Total System Services, Inc.	35,472
120	Tyler Technologies, Inc. (a)	23,131
321	VMware, Inc. - Class A (a) +	53,716
1,119	Western Digital Corporation +	50,791
1,881	Western Union Company +	35,231
182	WEX, Inc. (a) +	28,205
1,269	Worldpay, Inc. - Class A (a) +	108,893
934	Xerox Corporation	25,143
222	Zebra Technologies Corporation - Class A (a)	39,916
435	Zendesk, Inc. (a)	25,852
		8,243,471
	Materials - 2.8%
458	Albemarle Corporation +	44,115
366	Avery Dennison Corporation	35,282
18,205	Axalta Coating Systems, Ltd. (a)	455,671
1,439	Ball Corporation +	70,669
555	Berry Global Group, Inc. (a)	27,928
11,120	CF Industries Holdings, Inc.	469,153
560	Crown Holdings, Inc. (a)	28,717
564	FMC Corporation +	46,665
336	International Flavors & Fragrances, Inc.	47,588
264	Martin Marietta Materials, Inc.	50,342
42,924	Newmont Mining Corporation	1,388,161
667	Sealed Air Corporation	24,366
214	Sherwin-Williams Company	90,751
557	Vulcan Materials Company +	58,881
		2,838,289
	Real Estate - 6.6%
441	Alexandria Real Estate Equities, Inc. #	54,905
2,702	American Tower Corporation #	444,452
583	AvalonBay Communities, Inc. #	111,102
650	Boston Properties, Inc. # +	85,280
385	Camden Property Trust #	36,637
4,566	Crown Castle International Corporation #	524,633
3,743	Digital Realty Trust, Inc. #	430,595
1,508	Duke Realty Corporation #	42,918
569	Equinix, Inc. #	219,224
1,538	Equity Residential #	109,583
430	Essex Property Trust, Inc. # +	112,879
10,331	Extra Space Storage, Inc. #	991,568
309	Federal Realty Investment Trust #	40,816

12,297	HCP, Inc. #	359,810
3,093	Host Hotels & Resorts, Inc. # +	58,767
1,254	Invitation Homes, Inc. # +	26,911
1,184	Iron Mountain, Inc. #	40,220
193	Jones Lang LaSalle, Inc.	27,638
24,222	Kimco Realty Corporation # +	396,030
623	Liberty Property Trust #	28,216
592	Macerich Company #	29,772
481	Mid-America Apartment Communities, Inc. #	49,812
663	National Retail Properties, Inc. #	33,190
2,645	Prologis, Inc. #	178,114
2,984	Public Storage #	636,368
2,836	Realty Income Corporation #	181,759
671	Regency Centers Corporation #	42,716
1,932	SBA Communications Corporation (a) #	330,005
1,504	Simon Property Group, Inc. #	279,278
369	SL Green Realty Corporation #	35,579
1,116	UDR, Inc. #	47,564
6,618	Ventas, Inc. # +	420,177
4,071	VEREIT, Inc. #	31,143
733	Vornado Realty Trust #	52,747
3,166	Welltower, Inc. #	228,997
2,798	Weyerhaeuser Company #	73,895
		6,793,300
	Utilities - 6.5%
1,789	American Water Works Company, Inc.	170,688
751	Aqua America, Inc.	25,752
465	Atmos Energy Corporation +	44,487
1,784	CenterPoint Energy, Inc.	49,970
8,163	CMS Energy Corporation	425,211
15,380	Consolidated Edison, Inc.	1,235,782
5,784	Dominion Energy, Inc.	430,908
10,280	Edison International	568,690
1,146	Evergy, Inc.	68,038
8,952	Eversource Energy	611,780
13,388	Exelon Corporation	621,069
4,086	NextEra Energy, Inc. +	742,467
1,533	NiSource, Inc.	40,502
30,260	PG&E Corporation (a)	798,259
801	Pinnacle West Capital Corporation	71,577
2,960	PPL Corporation	90,546
2,586	Public Service Enterprise Group, Inc.	144,557
4,244	Sempra Energy	488,994
729	UGI Corporation	41,881
1,739	Vistra Energy Corporation (a)	40,832
		6,711,990
	TOTAL COMMON STOCKS (Cost $99,444,115)	102,782,849

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
202,996	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.12% *	202,996
	TOTAL SHORT-TERM INVESTMENTS (Cost $202,996)	202,996

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.8%
	Private Funds - 18.8%
19,309,278	Mount Vernon Liquid Assets Portfolio, LLC, 2.43%*	19,309,278
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,309,278)	19,309,278

	Total Investments (Cost $118,956,389) - 118.8%	122,295,123
	Liabilities in Excess of Other Assets - (18.8)%	(19,368,112)
	TOTAL NET ASSETS - 100.0%	$102,927,011

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	+ All or a portion of this security is on loan as of November 30, 2018. The total value of securities on loan is $18,895,570.
	* Rate shown is the annualized seven-day yield as of November 30, 2018.
	# Real Estate Investment Trust (“REIT”).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.4%
	BRAZIL - 4.1%
	Consumer Discretionary - 0.8%
17,800	Estacio Participacoes SA	$113,696
33,800	Kroton Educacional SA	91,592
		205,288
	Consumer Staples - 0.3%
18,000	Ambev SA	78,600
	Energy - 0.4%
13,400	Petroleo Brasileiro SA	97,280
	Industrials - 0.4%
20,684	Embraer SA	116,370
	Materials - 2.2%
13,476	Fibria Celulose SA	254,649
11,100	Klabin SA	47,983
25,088	Suzano Papel e Celulose SA	264,749
		567,381
		1,064,919
	CHILE - 0.4%
	Consumer Discretionary - 0.3%
10,636	SACI Falabella	78,888
	Energy - 0.1%
1,333	Empresas COPEC SA	17,965
		96,853
	CHINA - 14.0%
	Communication Services - 1.9%
3,260	Autohome, Inc. - ADR	268,429
132,000	China Telecom Corporation, Ltd. - H-Shares	71,012
876	Momo, Inc. - ADR (a)	27,463
407	NetEase, Inc. - ADR	92,417
600	YY, Inc. - ADR (a)	40,842
		500,163
	Consumer Discretionary - 4.1%
48,000	ANTA Sports Products, Ltd.	218,049
1,056	Baozun, Inc. - ADR (a)	37,245
1,020	Ctrip.com International, Ltd. - ADR (a)	29,427
1,940,000	HengTen Networks Group, Ltd. (a)	66,933
3,024	JD.com, Inc. - ADR (a)	64,199
105,000	Li Ning Company, Ltd. (a)	112,437
984	New Oriental Education & Technology Group, Inc. - ADR (a)	56,245
29,000	Shenzhou International Group Holdings, Ltd.	352,044
5,095	TAL Education Group - ADR (a)	143,017
		1,079,596
	Consumer Staples - 1.5%
135,000	Dali Foods Group Company, Ltd.	99,537
6,000	Hengan International Group Company, Ltd.	49,030
110,000	Tingyi Cayman Islands Holding Corporation	142,528
102,000	Uni-President China Holdings, Ltd.	92,932
		384,027
	Financials - 0.1%
59,000	Postal Savings Bank of China Company, Ltd. - H-Shares	35,660
	Health Care - 2.3%
57,000	3SBio, Inc.	83,908
1,592	BeiGene, Ltd. - ADR (a)	244,070
24,000	CSPC Pharmaceutical Group, Ltd.	48,578

1,728	iKang Healthcare Group, Inc. - ADR (a)	30,862
84,000	Luye Pharmaceutical Group, Ltd.	66,979
283,000	Sihuan Pharmaceutical Holdings Group, Ltd.	62,923
12,000	Sinopharm Group Company, Ltd. - H-Shares	59,113
		596,433
	Industrials - 1.0%
1,028	51job, Inc. - ADR (a)	69,986
72,000	Beijing Capital International Airport Company, Ltd. - H-Shares	80,043
60,000	Sinopec Engineering Group Company, Ltd. - H-Shares	55,586
3,104	ZTO Express Cayman, Inc. - ADR	53,265
		258,880
	Information Technology - 1.6%
6,000	AAC Technologies Holdings, Inc.	42,514
32,000	Kingdee International Software Group Company, Ltd.	31,895
18,600	Legend Holdings Corporation - H-Shares	54,785
69,500	Meitu, Inc. (a)	28,863
144,000	Semiconductor Manufacturing International Corporation (a)	132,302
2,000	Silergy Corporation	31,654
8,300	Sunny Optical Technology Group Company, Ltd.	80,288
		402,301
	Real Estate - 0.9%
48,000	China Evergrande Group +	151,193
69,000	Country Garden Holdings Company, Ltd.	84,820
		236,013
	Utilities - 0.6%
18,000	ENN Energy Holdings, Ltd.	161,582
		3,654,655
	GREECE - 1.1%
	Consumer Discretionary - 0.4%
11,238	OPAP SA	105,611
	Energy - 0.1%
905	Motor Oil Hellas Corinth Refineries SA	20,750
	Financials - 0.6%
62,036	Alpha Bank AE (a)	87,800
123,619	Eurobank Ergasias SA (a)	78,941
		166,741
		293,102
	HONG KONG - 5.7%
	Communication Services - 1.8%
660,000	Alibaba Pictures Group, Ltd. (a)	102,891
30,500	China Mobile, Ltd.	302,632
48,000	China Unicom Hong Kong, Ltd.	55,632
		461,155
	Consumer Discretionary - 0.4%
24,000	Brilliance China Automotive Holdings, Ltd.	21,222
178,000	China First Capital Group, Ltd. (a)	86,432
		107,654
	Consumer Staples - 0.5%
18,000	China Mengniu Dairy Company, Ltd.	55,662
24,000	China Resources Beer Holdings Company, Ltd.	81,270
		136,932
	Financials - 0.4%
24,000	BOC Hong Kong Holdings, Ltd.	93,537
	Health Care - 0.7%
70,000	Alibaba Health Information Technology, Ltd. (a)	62,614
56,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H-Shares	52,596
36,000	Sino Biopharmaceutical, Ltd.	32,845
48,000	SSY Group, Ltd.	49,253
		197,308

	Industrials - 0.7%
23,000	Sinotruk Hong Kong, Ltd. +	37,737
390,000	Fullshare Holdings, Ltd.	147,513
		185,250
	Utilities - 1.2%
26,400	China Gas Holdings, Ltd.	90,578
28,000	China Resources Gas Group, Ltd.	112,884
28,000	China Water Affairs Group Ltd.	31,486
36,000	Guangdong Investment, Ltd.	69,463
		304,411
		1,486,247
	HUNGARY - 0.3%
	Financials - 0.3%
1,788	OTP Bank Nyrt	71,493
		71,493
	INDIA - 21.4%
	Communication Services - 0.7%
11,604	Bharti Airtel, Ltd.	52,197
37,382	Bharti Infratel, Ltd.	137,712
		189,909
	Consumer Discretionary - 2.2%
5,412	Balkrishna Industries, Ltd.	74,578
60	Bosch, Ltd.	16,334
27,516	Crompton Greaves Consumer Electricals, Ltd.	85,653
132	Eicher Motors, Ltd.	44,329
7,176	Future Retail, Ltd. (a)	54,148
1,152	Hero MotoCorporation, Ltd.	50,500
37,790	Indian Hotels Company, Ltd.	78,215
7,896	Mahindra & Mahindra, Ltd.	89,604
828	Maruti Suzuki India, Ltd.	91,022
		584,383
	Consumer Staples - 3.4%
5,340	Colgate-Palmolive India, Ltd.	93,450
1,270	Dabur India, Ltd.	7,455
17,808	Hindustan Unilever, Ltd.	448,171
668	Nestle India, Ltd.	103,176
4,032	United Breweries, Ltd.	71,731
15,900	United Spirits, Ltd. (a)	153,400
		877,383
	Energy - 1.4%
13,356	Hindustan Petroleum Corporation, Ltd.	44,526
18,885	Reliance Industries, Ltd.	316,366
		360,892
	Financials - 3.7%
14,088	Axis Bank, Ltd. (a)	126,488
2,268	Bajaj Finance, Ltd.	82,582
1,521	Bajaj Finserv, Ltd.	130,818
49,416	Bank of Baroda (a)	74,484
4,020	Cholamandalam Investment and Finance Company, Ltd.	75,791
9,888	GRUH Finance, Ltd.	42,094
3,336	Housing Development Finance Corporation, Ltd.	95,205
2,111	Indiabulls Housing Finance, Ltd.	21,675
4,070	Indiabulls Ventures, Ltd.	23,502
14,292	Max Financial Services, Ltd. (a)	91,726
54,348	Punjab National Bank (a)	54,508
30,048	State Bank of India (a)	122,723
8,843	Yes Bank, Ltd.	21,544
		963,140

	Health Care - 4.0%
2,692	Apollo Hospitals Enterprise Ltd.	48,853
1,988	Aurobindo Pharma, Ltd.	23,125
14,484	Biocon, Ltd.	129,752
10,116	Cadila Healthcare, Ltd.	53,022
6,744	Cipla, Ltd.	52,335
1,788	Divi’s Laboratories, Ltd.	36,926
658	Dr Reddy’s Laboratories, Ltd.	25,701
9,804	Glenmark Pharmaceuticals, Ltd.	91,879
6,012	Jubilant Life Sciences, Ltd.	66,835
9,804	Lupin, Ltd.	124,739
5,844	Natco Pharmaceutical, Ltd.	59,920
2,303	Piramal Enterprises, Ltd.	72,697
28,882	Sun Pharmaceutical Industries, Ltd.	204,135
7,752	Wockhardt, Ltd. (a)	60,313
		1,050,232
	Industrials - 0.6%
1,104	HEG, Ltd.	66,227
5,256	InterGlobe Aviation, Ltd.	78,299
		144,526
	Information Technology - 3.6%
7,200	HCL Technologies, Ltd.	104,857
34,920	Infosys, Ltd.	334,418
1,941	Mindtree, Ltd.	24,415
4,476	Mphasis, Ltd.	64,425
7,512	Tata Consultancy Services, Ltd.	212,146
4,932	Tech Mahindra, Ltd.	49,957
2,820	WNS Holdings, Ltd. - ADR (a)	137,729
		927,947
	Materials - 0.8%
4,860	Asian Paints, Ltd.	93,856
4,125	Grasim Industries, Ltd.	51,270
996	UltraTech Cement, Ltd.	57,159
		202,285
	Telecommunication Services - 0.2%
97,656	Idea Cellular, Ltd. (a)	49,462
	Utilities - 0.8%
34,210	Adani Transmission, Ltd. (a)	110,492
17,928	Indraprastha Gas, Ltd.	67,691
17,520	Power Grid Corporation of India, Ltd.	45,286
		223,469
		5,573,628
	INDONESIA - 4.1%
	Communication Services - 1.0%
1,045,600	Telekomunikasi Indonesia Persero Tbk PT	269,029
	Consumer Discretionary - 0.4%
120,000	Astra International Tbk PT	71,736
102,000	Matahari Department Store Tbk PT	33,875
		105,611
	Energy - 0.8%
939,600	Adaro Energy Tbk PT	84,418
67,800	United Tractors Tbk PT	130,362
		214,780
	Financials - 1.6%
85,800	Bank Central Asia Tbk PT	156,273
162,600	Bank Mandiri Persero Tbk PT	84,128
400,200	Bank Rakyat Indonesia Persero Tbk PT	101,292
327,600	Bank Tabungan Negara Persero Tbk PT	61,157
		402,850
	Utilities - 0.3%
539,400	Perusahaan Gas Negara Persero Tbk	73,730
		1,066,000

	MALAYSIA - 2.8%
	Communication Services - 0.3%
74,400	DiGi.Com Bhd	75,387
	Consumer Staples - 0.3%
900	Nestle Malaysia Bhd	32,133
30,700	Sime Darby Plantation Bhd	34,482
		66,615
	Energy - 0.3%
120,000	Dialog Group Bhd	90,907
	Financials - 0.8%
36,000	CIMB Group Holdings Bhd	49,554
30,000	Malayan Banking Bhd	67,320
16,200	Public Bank Bhd	96,476
		213,350
	Health Care - 0.3%
53,400	Top Glove Corporation Bhd	76,185
	Industrials - 0.5%
61,600	Gamuda Bhd	34,742
26,200	Malaysia Airports Holdings Bhd	48,023
103,800	Sime Darby Bhd	56,805
		139,570
	Materials - 0.3%
58,200	Press Metal Aluminium Holdings Bhd	66,204
		728,218
	MEXICO - 2.9%
	Communication Services - 0.8%
77,580	America Movil SAB de CV - Series L	52,087
34,276	Grupo Televisa SAB	93,550
16,608	Megacable Holdings SAB de CV	75,752
		221,389
	Consumer Staples - 0.6%
17,304	Fomento Economico Mexicano SAB de CV	150,002
	Financials - 1.2%
4,818	Grupo Elektra SAB de CV	218,572
20,828	Grupo Financiero Banorte SAB de CV - O Shares	95,511
		314,083
	Industrials - 0.3%
70,096	Alfa SAB de CV - Series A	70,249
		755,723
	PHILIPPINES - 2.1%
	Communication Services - 0.3%
3,649	PLDT, Inc.	80,609
	Consumer Discretionary - 0.7%
256,500	Bloomberry Resorts Corporation	40,809
26,580	Jollibee Foods Corporation	141,165
		181,974
	Consumer Staples - 0.2%
25,960	Universal Robina Corporation	63,390
	Financials - 0.3%
38,460	Bank of the Philippine Islands	68,967
	Industrials - 0.3%
4,200	SM Investments Corporation	72,792
	Real Estate - 0.3%
54,500	Ayala Land, Inc.	43,303
66,000	SM Prime Holdings, Inc.	43,689
		86,992
		554,724

	POLAND - 0.6%
	Energy - 0.3%
2,760	Polski Koncern Naftowy ORLEN SA	80,170
	Financials - 0.3%
6,912	Powszechna Kasa Oszczednosci Bank Polski SA	74,602
		154,772
	REPUBLIC OF KOREA - 12.8%
	Communication Services - 1.4%
6,816	LG Uplus Corporation	107,626
420	NAVER Corporation	47,397
204	NCSoft Corporation	93,178
408	SK Telecom Company, Ltd.	105,371
		353,572
	Consumer Discretionary - 2.5%
129	CJ ENM Company, Ltd.	26,814
1,140	Coway Company, Ltd.	79,732
3,310	Hanon Systems	31,005
579	Hanssem Company, Ltd.	30,268
2,118	HLB, Inc. (a)	159,660
516	Hyundai Mobis Company, Ltd.	83,088
936	Hyundai Motor Company	89,346
2,244	Kia Motors Corporation	61,057
744	LG Electronics, Inc.	48,120
1,440	Mando Corporation	38,282
		647,372
	Consumer Staples - 1.6%
156	Amorepacific Corporation	24,006
924	AMOREPACIFIC Group	53,497
220	BGF retail Company, Ltd.	38,173
204	E-MART, Inc.	35,488
132	LG Household & Health Care, Ltd.	136,598
852	Orion Corporation	84,748
84	Ottogi Corporation	55,528
		428,038
	Energy - 0.1%
251	S-Oil Corporation	24,743
	Financials - 1.3%
857	DB Insurance Company, Ltd.	51,759
1,440	Hana Financial Group, Inc.	48,302
1,365	Hyundai Marine & Fire Insurance Company, Ltd.	48,770
312	Samsung Fire & Marine Insurance Company, Ltd.	75,846
708	Samsung Life Insurance Company, Ltd.	54,634
1,488	Shinhan Financial Group Company, Ltd.	54,691
		334,002
	Health Care - 2.9%
804	Celltrion Pharmaceutical, Inc. (a)	47,482
492	Celltrion, Inc. (a)	105,120
659	Genexine Company, Ltd. (a)	46,208
240	Hanmi Pharmaceutical Company, Ltd.	94,741
1,200	Hanmi Science Company, Ltd.	79,540
78	Hugel, Inc. (a)	22,893
1,932	Komipharm International Company, Ltd. (a)	38,435
252	Medy-Tox, Inc.	126,658
3,050	Pharmicell Company, Ltd. (a)	37,412
30	Samsung Biologics Company, Ltd. (a)	8,952
759	SillaJen, Inc. (a)	47,871
600	ViroMed Company, Ltd. (a)	105,607
		760,919
	Industrials - 2.3%
7,692	Doosan Infracore Company, Ltd. (a)	58,259
795	Hyundai Elevator Company, Ltd.	66,453

928	Hyundai Engineering & Construction Company, Ltd.	45,533
693	Hyundai Glovis Company, Ltd.	76,351
13,220	Hyundai Merchant Marine Company, Ltd. (a)	44,580
2,319	Hyundai Rotem Company, Ltd. (a)	56,064
2,908	Korea Aerospace Industries, Ltd. (a)	82,237
76	Samsung C&T Corporation	6,949
5,826	Samsung Engineering Company, Ltd. (a)	101,088
192	SK Holdings Company, Ltd.	48,216
		585,730
	Information Technology - 0.5%
348	Samsung SDI Company, Ltd.	64,108
1,116	SK Hynix, Inc.	69,293
		133,401
	Materials - 0.2%
552	OCI Company, Ltd.	51,460
		3,319,237
	RUSSIAN FEDERATION - 1.1%
	Communication Services - 0.1%
1,268	Yandex NV - A Shares (a)	37,406
	Industrials - 0.3%
43,900	Aeroflot PJSC	75,011
	Materials - 0.4%
67,000	Alrosa PJSC	99,701
	Utilities - 0.3%
1,158,000	Inter RAO UES PJSC	70,826
		282,944
	SOUTH AFRICA - 2.2%
	Consumer Staples - 0.3%
3,486	Bid Corporation, Ltd.	64,399
	Materials - 1.9%
28,309	AngloGold Ashanti, Ltd.	284,044
49,938	Gold Fields, Ltd.	145,353
13,501	Sappi, Ltd.	73,735
		503,132
		567,531
	TAIWAN - 11.4%
	Communication Services - 2.0%
24,000	Chunghwa Telecom Company, Ltd.	83,373
84,000	Far EasTone Telecommunications Company, Ltd.	197,718
68,000	Taiwan Mobile Company, Ltd.	240,638
		521,729
	Consumer Discretionary - 0.9%
6,000	Eclat Textile Company, Ltd.	75,386
5,000	Nien Made Enterprise Company, Ltd.	36,605
102,000	Tatung Company, Ltd. (a)	134,118
		246,109
	Consumer Staples - 1.0%
17,000	President Chain Store Corporation	175,511
36,000	Uni-President Enterprises Corporation	84,386
		259,897
	Financials - 1.1%
54,000	Cathay Financial Holding Company, Ltd.	85,116
108,000	CTBC Financial Holding Company, Ltd.	71,704
48,000	Fubon Financial Holding Company, Ltd.	76,048
84,000	Mega Financial Holding Company, Ltd.	69,815
		302,683
	Health Care - 0.4%
10,000	PharmaEssentia Corporation (a)	58,926
2,000	St Shine Optical Company, Ltd.	36,297
		95,223

	Industrials - 0.3%
132,000	Walsin Lihwa Corporation	79,068
	Information Technology - 4.9%
26,000	Accton Technology Corporation	82,301
6,000	Asustek Computer, Inc.	42,465
59,000	E Ink Holdings, Inc.	60,721
12,000	Globalwafers Company, Ltd.	142,590
62,400	Hon Hai Precision Industry Company, Ltd.	145,661
1,000	Largan Precision Company, Ltd.	109,410
12,000	MediaTek, Inc.	92,528
2,160	Silicon Motion Technology Corporation - ADR	77,479
51,000	Taiwan Semiconductor Manufacturing Company, Ltd.	373,374
18,000	Tripod Technology Corporation	48,679
66,000	United Microelectronics Corporation	24,749
5,991	Yageo Corporation	71,961
		1,271,918
	Materials - 0.8%
84,000	China Steel Corporation	65,451
24,000	Formosa Plastics Corporation	77,918
24,000	Nan Ya Plastics Corporation	57,893
		201,262
		2,977,889
	THAILAND - 10.9%
	Communication Services - 1.0%
39,300	Advanced Info Service pcl	213,304
29,100	Total Access Communication pcl - NVDR	42,472
32,900	VGI Global Media pcl	7,953
		263,729

	Consumer Discretionary - 0.6%
131,600	Beauty Community pcl	35,614
240,000	Home Product Center pcl	110,923
		146,537
	Consumer Staples - 2.3%
72,000	Berli Jucker pcl	115,485
63,000	Charoen Pokphand Foods pcl	47,891
175,100	CP ALL pcl	363,377
148,800	Thai Union Group pcl	79,631
		606,384
	Energy - 1.7%
153,600	Banpu pcl	78,931
85,800	Energy Absolute pcl - NVDR	125,227
372,600	IRPC pcl	69,110
3,500	PTT Exploration & Production pcl - NVDR	14,048
60,000	PTT pcl	89,852
33,000	Thai Oil pcl	76,260
		453,428
	Financials - 1.3%
13,800	Bangkok Bank pcl	87,279
13,200	Kasikornbank pcl	77,665
9,600	Siam Commercial Bank pcl	40,575
21,600	Tisco Financial Group pcl	52,543
986,400	TMB Bank pcl	69,584
		327,646
	Health Care - 0.8%
137,400	Bangkok Dusit Medical Services pcl	111,758
18,000	Bumrungrad Hospital pcl	103,991
		215,749
	Industrials - 0.6%
78,600	Airports of Thailand pcl	152,361
469,800	Bangkok Expressway & Metro pcl	126,423
		278,784

	Information Technology - 0.6%
65,400	Delta Electronics Thailand pcl		138,705
24,900	KCE Electronics pcl		21,010
			159,715
	Materials - 0.6%
95,400	Indorama Ventures pcl		156,644
	Real Estate - 0.4%
45,600	Central Pattana pcl		105,031
	Telecommunication Services - 0.5%
657,600	True Corporation pcl		116,973
			2,830,620
	TURKEY - 1.5%
	Consumer Staples - 0.3%
23,163	Ulker Biskuvi Sanayi AS (a)		68,836
	Energy - 0.3%
3,186	Tupras Turkiye Petrol Rafinerileri AS		75,806
	Industrials - 0.7%
18,098	KOC Holding AS		53,025
44,926	Turk Hava Yollari AO (a)		145,492
			198,517
	Materials - 0.2%
37,708	Eregli Demir ve Celik Fabrikalari TAS		54,522
			397,681
	TOTAL COMMON STOCKS (Cost $29,065,704)		25,876,236

	PREFERRED STOCKS - 0.4%
	BRAZIL - 0.4%
	Energy - 0.4%
16,600	Petroleo Brasileiro SA		109,073
	TOTAL PREFERRED STOCKS (Cost $82,005)		109,073

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
65,028	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.12% *		65,028
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,028)		65,028

Principal Amount	INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 0.6%
	Repurchase Agreements - 0.6%
$ 152,917	RBC Dominion Securities, Inc. - 2.30%, dated 11/30/2018, matures 12/03/2018, repurchase price $152,927 (collateralized by various U.S. government obligations: Total Value $155,975)		152,917
	TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL ^ (Cost $152,917)		152,917

	Total Investments (Cost $29,365,654) - 100.6%		26,203,254
	Liabilities in Excess of Other Assets - (0.6)%		(156,195)
	TOTAL NET ASSETS - 100.0%		$26,047,059

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt
	NVDR	Non-Voting Depositary Receipt
	(a)	Non-income producing security.
	+	All or a portion of this security is on loan as of November 30, 2018. The total value of securities on loan is $179,550.
	*	Rate shown is the annualized seven-day yield as of November 30, 2018.
	^	Investments purchased with cash proceeds from securities lending. As of November 30, 2018, total cash collateral has a value of $152,917 and total non-cash collateral has a value of $37,685.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure at November 30, 2018 (Unaudited)

The Funds utilize various methods to measure fair value of their investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

Nationwide Risk-Based U.S. Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$112,510,853	$-	$-	$112,510,853
Short-Term Investments	1,311,468	-	-	1,311,468
Investments Purchased with Proceeds from Securities Lending	-	19,638,689	-	19,638,689
Total Investments in Securities	$113,822,321	$19,638,689	$-	$133,461,010

Nationwide Risk-Based International Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$111,955,891	$-	$-	$111,955,891
Short-Term Investments	358,757	-	-	358,757
Investments Purchased with Securities Lending Collateral	-	1,970,510	-	1,970,510
Total Investments in Securities	$112,314,648	$1,970,510	$-	$114,285,158

Nationwide Maximum Diversification U.S. Core Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$102,782,849	$-	$-	$102,782,849
Short-Term Investments	202,996	-	-	202,996
Investment Purchased with Proceeds from Securities Lending	-	19,309,278	-	19,309,278
Total Investments in Securities	$102,985,845	$19,309,278	$-	$122,295,123

Nationwide Maximum Diversification Emerging Markets Core Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,867,284	$8,952	$-	$25,876,236
Preferred Stocks	109,073	-	-	109,073
Short-Term Investments	65,028	-	-	65,028
Investments Purchased with Securities Lending Collateral	-	152,917	-	152,917
Total Investments in Securities	$26,041,385	$161,869	$-	$26,203,254

^See Schedule of Investments for breakout of investments by sector classification.
*See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended November 30, 2018, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title) *     /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        1/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        1/18/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        1/18/2019

* Print the name and title of each signing officer under his or her signature.